Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.7%
Allos SA, NVS	110,409	$428,934
Alupar Investimento SA	41,356	221,910
Atacadao SA	18,175	26,947
Auren Energia SA	128,962	222,772
Azzas 2154 SA	31,360	242,074
Brava Energia	98,497	325,482
Cia de Saneamento de Minas Gerais Copasa MG	54,870	229,093
Cia De Sanena Do Parana	38,704	221,755
Cia. Siderurgica Nacional SA	152,869	220,503
Cogna Educacao SA	474,419	246,354
Cosan SA	312,110	449,107
Cury Construtora e Incorporadora SA	46,592	233,469
Cyrela Brazil Realty SA Empreendimentos e Participacoes	77,467	338,203
Dexco SA	112,395	109,064
Direcional Engenharia SA	48,470	344,574
EcoRodovias Infraestrutura e Logistica SA	78,909	93,126
Fleury SA	56,345	126,590
GPS Participacoes e Empreendimentos SA(a)	114,342	299,874
Grupo Mateus SA	156,946	219,250
Hapvida Participacoes e Investimentos SA(a)(b)	1,244,428	622,268
Hypera SA	91,981	408,483
Iguatemi SA	63,956	253,274
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,488	73,219
Inter & Co. Inc., Class A, NVS	63,661	453,266
IRB-Brasil Resseguros SA(b)	15,910	136,749
Lojas Renner SA	280,301	889,984
M Dias Branco SA	15,805	65,713
Magazine Luiza SA	93,443	150,633
Marfrig Global Foods SA	90,211	400,780
MRV Engenharia e Participacoes SA(b)	112,750	104,283
Multiplan Empreendimentos Imobiliarios SA	86,561	406,812
Odontoprev SA	69,207	133,102
Orizon Valorizacao de Residuos SA(b)	13,456	122,126
Pagseguro Digital Ltd., Class A	50,248	447,710
Patria Investments Ltd., Class A	16,048	204,451
Petroreconcavo SA	35,305	89,320
Santos Brasil Participacoes SA	111,569	266,853
Sao Martinho SA	41,369	153,050
Sendas Distribuidora SA	347,830	682,342
Serena Energia SA, NVS(b)	94,341	189,028
SLC Agricola SA	48,734	160,956
Smartfit Escola de Ginastica e Danca SA	96,452	404,898
StoneCo Ltd., Class A(b)	66,906	913,266
Transmissora Alianca de Energia Eletrica SA	42,775	264,600
Tres Tentos Agroindustrial SA	47,710	116,366
Tupy SA	32,627	109,812
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	131,334	114,124
Vivara Participacoes SA	43,483	197,591
VTEX, Class A(b)(c)	19,244	123,354
Wilson Sons SA, NVS	65,431	198,713
		13,456,207
Canada — 0.0%
Sigma Lithium Corp.(b)(c)	17,890	83,904
Cayman Islands — 0.2%
FIH Mobile Ltd.(b)(c)	88,500	104,402
HBM Holdings Ltd.(a)(b)	177,000	200,600
Security	Shares	Value
Cayman Islands (continued)
JF SmartInvest Holdings Ltd.(c)	29,500	$155,718
RoboSense Technology Co. Ltd.(b)(c)	59,000	256,499
XXF Group Holdings Ltd.(b)(c)	150,000	123,580
		840,799
Chile — 0.8%
Aguas Andinas SA, Class A	705,947	260,395
Banco Itau Chile SA, NVS	18,231	246,616
CAP SA(b)	20,774	110,878
Cia Cervecerias Unidas SA	42,775	284,817
Cia. Sud Americana de Vapores SA	3,892,407	212,936
Colbun SA	2,260,576	353,603
Empresa Nacional de Telecomunicaciones SA	49,876	145,597
Engie Energia Chile SA	156,586	206,870
Inversiones La Construccion SA	10,208	124,061
Parque Arauco SA	177,216	367,109
SMU SA	994,150	191,126
Vina Concha y Toro SA	134,271	163,000
		2,667,008
China — 10.6%
361 Degrees International Ltd.	288,000	157,808
3SBio Inc.(a)	472,000	1,134,315
AK Medical Holdings Ltd.(a)	236,000	177,981
Alibaba Pictures Group Ltd.(b)	3,450,000	353,849
Alphamab Oncology(a)(b)	118,000	133,827
ANE Cayman Inc.(b)	177,000	192,777
Angelalign Technology Inc.(a)(c)	23,600	168,666
Anhui Expressway Co. Ltd., Class H(c)	132,000	205,716
Anxin-China Holdings Ltd.(b)(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)(c)	59,000	377,133
AsiaInfo Technologies Ltd.(a)(c)	94,400	111,939
Atour Lifestyle Holdings Ltd., ADR	9,553	299,104
BAIC Motor Corp. Ltd., Class H(a)	472,025	118,917
BBMG Corp., Class H	590,000	51,013
Beijing Capital International Airport Co. Ltd., Class H(b)(c)	590,000	208,504
Beijing Fourth Paradigm Technology Co. Ltd.(b)(c)	29,500	161,398
Beijing Jingneng Clean Energy Co. Ltd., Class H	590,000	182,449
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	118,000	132,442
Blue Moon Group Holdings Ltd.(a)(c)	330,000	168,473
BOE Varitronix Ltd.	118,000	85,978
Boshiwa International Holding Ltd.(b)(d)	32,000	—
Brilliance China Automotive Holdings Ltd.(c)	826,000	325,117
Canggang Railway Ltd., NVS(c)	354,000	67,235
Canvest Environmental Protection Group Co. Ltd.	177,000	110,158
CGN Mining Co. Ltd.(c)	885,000	193,333
CGN New Energy Holdings Co. Ltd.	590,000	178,803
Chervon Holdings Ltd.	47,200	78,483
China Animal Healthcare Ltd.(b)(d)	126,000	—
China BlueChemical Ltd., Class H	458,000	118,394
China Bohai Bank Co. Ltd., Class H(a)(b)	708,000	81,107
China Conch Venture Holdings Ltd.	383,500	426,978
China Datang Corp. Renewable Power Co. Ltd., Class H	685,000	196,961
China East Education Holdings Ltd.(a)	177,000	141,221
China Education Group Holdings Ltd.	295,000	100,455
China Everbright Environment Group Ltd.(c)	1,031,000	510,501
China Everbright Ltd.	242,000	142,582
China Foods Ltd.	236,000	92,913
China Gold International Resources Corp. Ltd.	66,000	507,346
China Huiyuan Juice Group Ltd.(b)(d)	379,000	—
China Jinmao Holdings Group Ltd.(c)	1,476,000	200,205

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Lesso Group Holdings Ltd.(c)	295,000	$147,215
China Lilang Ltd.(c)	177,000	82,619
China Medical System Holdings Ltd.	373,000	508,661
China Metal Recycling Holdings Ltd.(b)(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	1,180,000	161,893
China Nonferrous Mining Corp Ltd.	472,000	345,528
China Overseas Grand Oceans Group Ltd.	472,000	102,483
China Overseas Property Holdings Ltd.	295,000	196,160
China Resources Building Materials Technology Holdings Ltd.	708,000	148,333
China Resources Medical Holdings Co. Ltd.(c)	295,000	154,593
China Risun Group Ltd.(c)	573,000	181,230
China Shineway Pharmaceutical Group Ltd.(c)	59,000	57,214
China Tobacco International HK Co. Ltd.	59,000	257,051
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	708,000	204,063
China Travel International Investment Hong Kong Ltd.	944,000	123,718
China Water Affairs Group Ltd.	236,000	183,423
China XLX Fertiliser Ltd.	250,000	146,740
China Youran Dairy Group Ltd.(a)(b)	236,000	80,008
Chinasoft International Ltd.	590,000	373,916
CIMC Enric Holdings Ltd.(c)	118,000	90,591
COFCO Joycome Foods Ltd.(b)	708,000	135,141
Concord New Energy Group Ltd.	1,770,000	99,323
Consun Pharmaceutical Group Ltd.	118,000	159,371
COSCO Shipping Ports Ltd.	354,000	211,158
Country Garden Services Holdings Co. Ltd.(c)	590,000	500,442
CSG Holding Co. Ltd., Class B	442,500	94,728
Daqo New Energy Corp., ADR(b)(c)	14,081	188,122
Dongyue Group Ltd.(c)	354,000	413,345
DPC Dash Ltd., NVS(b)	17,700	214,076
East Buy Holding Ltd.(a)(b)(c)	118,000	194,338
Everest Medicines Ltd.(a)(b)(c)	59,000	331,502
Evergrande Property Services Group Ltd.(a)(b)	1,440,000	133,697
Fenbi Ltd., NVS(b)(c)	324,500	88,495
FinVolution Group, ADR	36,757	307,289
First Tractor Co. Ltd., Class H(c)	118,000	97,439
Fu Shou Yuan International Group Ltd.(c)	401,000	183,706
Fufeng Group Ltd.(c)	413,400	359,287
GDS Holdings Ltd., Class A(b)	271,400	803,717
Gemdale Properties & Investment Corp. Ltd.(b)(c)	1,534,000	52,516
Genertec Universal Medical Group Co. Ltd.(a)	265,500	180,158
Global New Material International Holdings Ltd.(b)(c)	236,000	117,719
Grand Pharmaceutical Group Ltd.(c)	295,000	324,207
Greentown China Holdings Ltd.(c)	265,500	320,311
Greentown Service Group Co. Ltd.	420,000	222,516
Guangzhou R&F Properties Co. Ltd., Class H(b)(c)	424,800	52,669
Gushengtang Holdings Ltd.(c)	53,100	247,794
Haichang Ocean Park Holdings Ltd.(a)(b)	826,000	85,131
Haitong UniTrust International Leasing Co. Ltd., Class H(a)	354,000	32,957
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)(c)	70,800	134,542
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	106,257	147,655
Harbin Electric Co. Ltd., Class H	236,000	156,679
Hello Group Inc., ADR	38,704	234,933
Hopson Development Holdings Ltd.(b)(c)	289,187	111,801
Hua Han Health Industry Holdings Ltd.(b)(d)	1,112,400	1
HUTCHMED China Ltd.(b)(c)	147,500	420,642
HUYA Inc., ADR	24,190	91,680
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	106,200	206,066
Security	Shares	Value
China (continued)
InnoCare Pharma Ltd.(a)(b)	177,000	$253,145
iQIYI Inc., ADR(b)(c)	120,550	192,880
Jinchuan Group International Resources Co. Ltd.(d)	1,096,000	87,020
JinkoSolar Holding Co. Ltd., ADR	9,322	168,542
Jinxin Fertility Group Ltd.(a)(c)	531,000	189,329
Jiumaojiu International Holdings Ltd.(a)(c)	240,000	73,549
JOYY Inc., ADR	7,670	367,240
Kangji Medical Holdings Ltd.(c)	236,000	240,908
Keymed Biosciences Inc.(a)(b)	59,000	331,480
Kinetic Development Group Ltd.	590,000	87,058
Kingboard Holdings Ltd.(c)	184,000	521,761
Kingboard Laminates Holdings Ltd.	265,500	295,707
Kingsoft Cloud Holdings Ltd.(b)	590,900	447,827
Lee & Man Paper Manufacturing Ltd.(c)	402,000	110,348
Legend Holdings Corp., Class H(a)(b)	177,000	177,297
Lepu Biopharma Co. Ltd., Class H(a)(b)(c)	236,000	139,509
Lifetech Scientific Corp. (b)(c)	826,000	170,311
Lingbao Gold Group Co. Ltd., Class H	42,000	59,273
Lonking Holdings Ltd.	708,000	169,268
Lufax Holding Ltd., ADR	64,637	189,386
Luye Pharma Group Ltd. (a)(b)(c)	560,500	179,496
Maanshan Iron & Steel Co. Ltd., Class H(b)	354,000	79,230
Maoyan Entertainment(a)(b)(c)	118,000	106,070
Meitu Inc.(a)(c)	767,000	641,977
MH Development Ltd.(b)(d)	32,500	—
MicroPort NeuroScientific Corp., NVS(c)	59,000	79,801
Microport Scientific Corp.(b)(c)	264,300	246,614
Ming Yuan Cloud Group Holdings Ltd.(c)	295,000	99,758
Minth Group Ltd.(b)(c)	216,000	581,576
National Agricultural Holdings Ltd., NVS(b)(d)	354,000	—
NetDragon Websoft Holdings Ltd.	88,500	107,929
NetEase Cloud Music Inc.(a)(b)(c)	23,600	634,542
New Horizon Health Ltd.(a)(b)(d)	91,000	123,077
Newborn Town Inc.(b)	118,000	147,443
Nexteer Automotive Group Ltd.(c)	236,000	172,471
Nine Dragons Paper Holdings Ltd.(b)	453,000	178,729
Noah Holdings Ltd., ADR	11,022	113,637
Onewo Inc., Class H	59,000	151,632
Ping An Healthcare and Technology Co. Ltd.(a)	230,100	205,748
Poly Property Group Co. Ltd.(c)	531,000	96,385
Poly Property Services Co. Ltd., Class H	35,400	137,371
Q Technology Group Co. Ltd.(c)	118,000	97,359
Radiance Holdings Group Co. Ltd.(b)(c)	236,000	78,324
Remegen Co. Ltd., Class H(a)(b)(c)	29,500	180,796
RLX Technology Inc., ADR(c)	91,509	188,509
Sany Heavy Equipment International Holdings Co. Ltd.	354,000	284,693
Seazen Group Ltd.(b)(c)	690,000	169,700
Shandong BoAn Biotechnology Co. Ltd., Class H(b)	59,000	89,068
Shanghai Conant Optical Co. Ltd., Class H	48,500	183,230
Shanghai Industrial Holdings Ltd.(c)	118,000	187,787
Shanghai MicroPort MedBot Group Co. Ltd.(b)(c)	90,000	179,676
Shenzhen International Holdings Ltd.	383,500	351,554
Shenzhen Investment Ltd.(c)	804,000	76,732
Shoucheng Holdings Ltd.(c)	591,200	115,765
Shougang Fushan Resources Group Ltd.(c)	590,000	194,637
Shui On Land Ltd.	917,500	72,373
Sihuan Pharmaceutical Holdings Group Ltd.	1,180,000	147,255
Simcere Pharmaceutical Group Ltd.(a)	177,000	290,147
Sinofert Holdings Ltd.	472,000	76,872
Sinopec Engineering Group Co. Ltd., Class H	383,500	271,764
Sinopec Kantons Holdings Ltd.(c)	354,000	197,743

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Skyworth Group Ltd.(b)(c)	378,000	$147,200
SSY Group Ltd.(c)	354,000	131,910
Sun Art Retail Group Ltd.	610,000	184,625
Sunac China Holdings Ltd.(b)(c)	1,888,000	331,202
Superb Summit International Group Ltd.(b)(d)	11,913	—
SY Holdings Group Ltd.(c)	177,000	261,224
TCL Electronics Holdings Ltd.(c)	295,000	382,306
Tiangong International Co. Ltd.(c)	472,000	113,616
Tianli International Holdings Ltd.(c)	354,000	166,500
Tianneng Power International Ltd.(c)	236,000	183,745
Tong Ren Tang Technologies Co. Ltd., Class H	177,000	114,625
Topsports International Holdings Ltd.(a)	590,000	210,099
Towngas Smart Energy Co. Ltd.	286,000	130,657
Tuhu Car Inc.(a)(b)	54,000	128,210
Tuya Inc.	61,246	148,215
UBTech Robotics Corp. Ltd.(b)	29,500	312,707
Untrade SMI Holdings(b)(d)	468,800	1
Untradelumena Newmat, NVS(b)(d)	5,249	—
Up Fintech Holding Ltd., ADR(b)	31,034	251,686
Vnet Group Inc., ADR(b)	13,924	74,354
Wanguo International Mining Group Ltd.	54,000	185,509
Wasion Holdings Ltd.	118,000	108,488
Weibo Corp., ADR	23,600	213,580
Weifu High-Technology Group Co. Ltd., Class B	53,116	84,480
Weimob Inc.(a)(b)(c)	885,000	192,422
West China Cement Ltd.	590,000	108,133
XD Inc.(b)	82,600	386,341
Xinte Energy Co. Ltd., Class H(b)(c)	118,000	62,328
Xtep International Holdings Ltd.	413,000	310,739
Yidu Tech Inc. (a)(b)(c)	175,500	128,086
Yihai International Holding Ltd.(c)	177,000	300,870
Yixin Group Ltd.(a)	236,000	58,586
Yuexiu Property Co. Ltd.(c)	354,000	196,978
Yuexiu REIT	944,000	88,873
Yuexiu Transport Infrastructure Ltd.	354,000	162,434
Zai Lab Ltd.(b)(c)	259,600	790,482
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	182,900	446,117
Zhongyu Energy Holdings Ltd.(b)	177,000	93,607
Zhou Hei Ya International Holdings Co. Ltd.(a)	383,500	128,158
Zonqing Environmental Ltd.(c)	118,000	135,892
		38,338,967
Colombia — 0.1%
Cementos Argos SA	157,294	395,222
Czech Republic — 0.1%
Colt CZ Group SE	3,894	132,841
Philip Morris CR AS	135	113,673
		246,514
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	76,260	74,053
EFG Holding S.A.E.(b)	264,792	166,719
Fawry for Banking & Payment Technology Services SAE(b)	464,815	106,582
Telecom Egypt Co.	154,700	112,326
		459,680
Greece — 0.8%
Aegean Airlines SA	9,790	142,952
Aktor SA Holding Co. Technical & Energy Projects(b)	10,887	66,206
Athens International Airport SA	15,621	178,078
Athens Water Supply & Sewage Co. SA	11,091	74,113
Security	Shares	Value
Greece (continued)
GEK TERNA SA	16,472	$358,462
HELLENiQ ENERGY Holdings SA	23,622	202,809
Holding Co. ADMIE IPTO SA	31,860	114,822
LAMDA Development SA(b)	20,274	151,005
Motor Oil Hellas Corinth Refineries SA	15,428	411,522
Optima bank SA	17,636	395,023
Sarantis SA	10,162	154,738
Titan SA	10,962	497,736
		2,747,466
Hong Kong — 0.0%
Xinyi Energy Holdings Ltd.	590,000	72,792
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	102,275	508,367
Opus Global Nyrt	44,486	71,021
		579,388
India — 27.5%
360 ONE WAM Ltd.	48,821	570,073
3M India Ltd.	826	282,831
Aadhar Housing Finance Ltd.(b)	27,789	144,482
Aarti Industries Ltd.	50,563	277,594
Aarti Pharmalabs Ltd., NVS	13,334	142,338
Aavas Financiers Ltd.(b)	10,797	232,842
Acme Solar Holdings Ltd.	17,567	54,165
Action Construction Equipment Ltd.	13,393	195,647
Aditya Birla Fashion and Retail Ltd.(b)	107,616	108,076
Aditya Birla Lifestyle Brands Ltd., NVS	107,616	214,981
Aditya Birla Real Estate Ltd.	13,865	353,335
Aditya Vision Ltd., NVS(a)	11,279	53,844
Aegis Logistics Ltd.	40,533	378,105
Afcons Infrastructure Ltd.(b)	21,712	107,474
Affle 3i Ltd.(b)	18,843	382,435
AGI Greenpac Ltd.	7,552	74,469
Ahluwalia Contracts India Ltd.	9,381	106,959
AIA Engineering Ltd.	11,446	468,032
Ajanta Pharma Ltd.	11,020	323,842
Alembic Pharmaceuticals Ltd.	15,476	184,301
Alivus Life Sciences Ltd.(b)	7,257	88,346
Alkyl Amines Chemicals	5,723	130,425
Alok Industries Ltd.(b)	441,615	101,469
Amara Raja Energy & Mobility Ltd.	30,916	372,687
Amber Enterprises India Ltd.(b)	5,297	402,225
AMI Organics Ltd.	13,098	180,243
Anand Rathi Wealth Ltd.	9,794	214,948
Anant Raj Ltd.	33,807	222,216
Angel One Ltd.	12,390	440,442
Anup Engineering Ltd. (The)	3,304	107,264
Apar Industries Ltd.	4,897	464,950
Apollo Tyres Ltd.	77,585	426,847
Aptus Value Housing Finance India Ltd.	61,103	243,585
Archean Chemical Industries Ltd., NVS	17,346	126,980
Arvind Fashions Ltd.	14,042	75,696
Arvind Ltd.	49,090	205,556
Asahi India Glass Ltd.	21,650	189,581
Aster DM Healthcare Ltd.(a)	62,009	405,517
AstraZeneca Pharma India Ltd.	1,593	148,595
Atul Ltd.	3,540	295,451
AurionPro Solutions Ltd.	5,882	91,539
Authum Investment & Infrastucture Ltd.	8,555	238,382
Avanti Feeds Ltd.	17,169	169,590
AWL Agri Business Ltd.(b)	84,208	271,142
Bajaj Electricals Ltd.	13,393	107,567

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Balrampur Chini Mills Ltd.	36,799	$254,184
Bandhan Bank Ltd.(a)	204,966	408,060
BASF India Ltd.	3,186	194,132
Bata India Ltd.	12,567	185,692
Bayer CropScience Ltd.	4,071	270,411
BEML Ltd., (Acquired 02/10/22, Cost: $118,754)(e)	5,487	271,613
Bharat Dynamics Ltd.	26,078	614,517
Biocon Ltd.	111,038	436,361
Birla Corp. Ltd.	8,622	138,567
Birlasoft Ltd.	47,995	224,908
Black Box Ltd.(b)	9,263	55,919
BLS International Services Ltd.	34,279	163,207
Blue Dart Express Ltd.	1,947	150,711
Blue Star Ltd.	36,757	658,925
Bluspring Enterprises Ltd., NVS	22,678	42,520
Bombay Burmah Trading Co.	4,779	113,045
Bondada Engineering Ltd.	11,800	68,702
Borosil Renewables Ltd.(b)	18,479	117,241
Brigade Enterprises Ltd.	38,409	491,832
Brookfield India Real Estate Trust(a)	90,624	323,991
Campus Activewear Ltd.	29,382	100,260
Can Fin Homes Ltd.	26,196	241,732
Carborundum Universal Ltd.	32,450	376,798
Cartrade Tech Ltd.(b)	9,514	172,866
Castrol India Ltd.	106,742	270,086
CCL Products India Ltd.	25,488	263,759
CE Info Systems Ltd.	5,664	128,255
Ceat Ltd.	6,608	291,999
Cello World Ltd., NVS	15,517	111,735
Central Depository Services India Ltd.	27,789	497,606
Century Plyboards India Ltd.	18,054	164,447
Cera Sanitaryware Ltd.	1,593	118,536
CESC Ltd.	179,825	341,471
Chalet Hotels Ltd.(b)	24,308	260,688
Chambal Fertilisers and Chemicals Ltd.	49,214	317,330
Chemplast Sanmar Ltd.(b)	25,524	126,608
Chennai Petroleum Corp. Ltd.	16,992	134,420
Cholamandalam Financial Holdings Ltd.	26,373	575,870
CIE Automotive India Ltd.	43,129	226,873
City Union Bank Ltd.	104,946	240,402
Clean Science & Technology Ltd.	7,198	130,467
CMS Info Systems Ltd.	45,017	258,970
Coforge Ltd.	16,579	1,659,983
Cohance Lifesciences Ltd.(b)	28,517	349,139
Computer Age Management Services Ltd.	11,988	555,681
Concord Biotech Ltd., NVS	6,077	124,425
Craftsman Automation Ltd.	3,372	220,836
CreditAccess Grameen Ltd.	16,115	215,854
CRISIL Ltd.	5,310	325,748
Crompton Greaves Consumer Electricals Ltd.	169,566	700,229
Cyient Ltd.	22,361	352,875
Data Patterns India Ltd.(b)	7,729	257,754
Deepak Fertilisers & Petrochemicals Corp. Ltd.	18,264	316,920
Deepak Nitrite Ltd.	16,284	386,093
Delhivery Ltd.(b)	137,116	574,242
Devyani International Ltd.(b)	120,714	236,966
Digitide Solutions Ltd., NVS	22,678	42,520
Doms Industries Ltd.	3,540	101,394
Dr Lal PathLabs Ltd.(a)	10,207	332,299
Easy Trip Planners Ltd., NVS(b)	423,078	55,455
eClerx Services Ltd.	6,884	285,128
Edelweiss Financial Services Ltd.	140,783	179,011
Security	Shares	Value
India (continued)
EID Parry India Ltd.(b)	31,292	$347,689
EIH Ltd.	64,487	278,746
Elecon Engineering Co. Ltd.	24,637	191,455
Electrosteel Castings Ltd.	96,111	115,633
Elgi Equipments Ltd.	53,553	335,178
Emami Ltd.	52,087	355,954
Embassy Developments Ltd.(b)	140,774	183,593
Embassy Office Parks REIT	222,430	992,021
Endurance Technologies Ltd.(a)	9,993	283,899
Engineers India Ltd.	83,839	225,329
Epigral Ltd.	4,071	84,762
EPL Ltd.	44,250	127,836
Equitas Small Finance Bank Ltd.(a)	97,114	72,251
Eris Lifesciences Ltd.(a)	14,042	259,764
Ethos Ltd., NVS(b)	3,186	106,188
Exide Industries Ltd.	115,404	522,149
Federal Bank Ltd.	495,482	1,171,691
Fine Organic Industries Ltd.	2,514	137,638
Finolex Cables Ltd.	19,411	220,971
Finolex Industries Ltd.	71,980	183,813
Firstsource Solutions Ltd.	93,574	406,226
Five-Star Business Finance Ltd., NVS(b)	48,734	404,714
Force Motors Ltd.	1,239	183,340
Fortis Healthcare Ltd.	134,107	1,108,360
Ganesha Ecosphere Ltd.	4,012	72,060
Garden Reach Shipbuilders & Engineers Ltd.	7,864	276,371
Garware Hi-Tech Films Ltd.	2,580	141,880
GE Vernova T&D India Ltd.	31,565	828,443
Genus Power Infrastructures Ltd.	22,326	103,368
GHCL Ltd.	18,644	133,633
Gillette India Ltd.	2,301	253,579
Gland Pharma Ltd.(a)	10,089	187,449
GlaxoSmithKline Pharmaceuticals Ltd.	11,446	441,548
Glenmark Pharmaceuticals Ltd.	38,455	655,177
Global Health Ltd., NVS(b)	21,299	295,586
GMM Pfaudler Ltd.	11,151	147,676
Go Digit General Insurance Ltd.(b)	59,708	241,108
Go Fashion India Ltd.(b)	11,918	118,777
Godawari Power and Ispat Ltd.	80,771	180,186
Godfrey Phillips India Ltd.	3,363	342,818
Gokaldas Exports Ltd.(b)	17,641	204,665
Granules India Ltd.	42,185	261,873
Graphite India Ltd.	25,408	162,431
Gravita India Ltd.	6,726	144,225
Great Eastern Shipping Co. Ltd. (The)	29,677	322,990
Grindwell Norton Ltd.	11,889	250,021
Gujarat Ambuja Exports Ltd.	59,354	80,820
Gujarat Fluorochemicals Ltd.	7,434	309,093
Gujarat Gas Ltd.	37,052	199,496
Gujarat Mineral Development Corp. Ltd.	26,137	109,348
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	26,550	166,429
Gujarat Pipavav Port Ltd.	48,085	87,834
Gujarat State Fertilizers & Chemicals Ltd.	65,018	152,171
Gujarat State Petronet Ltd.	75,933	292,003
Happiest Minds Technologies Ltd.	23,482	163,253
HBL Engineering Ltd.	32,091	225,347
Hexaware Technologies Ltd.	30,680	308,018
HFCL Ltd.	220,377	225,875
HG Infra Engineering Ltd.	6,903	90,544
Himadri Speciality Chemical Ltd.	50,386	278,693
Hindustan Construction Co. Ltd.(b)	364,797	144,279
Hindustan Copper Ltd.	85,255	247,179

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hindustan Foods Ltd.(b)	18,290	$117,139
Home First Finance Co. India Ltd.(a)	18,762	279,917
Honasa Consumer Ltd., NVS(b)	41,418	153,308
IFCI Ltd.(b)	173,696	137,225
IIFL Finance Ltd.(b)	62,453	318,345
IIFL Securities Ltd.	33,258	119,227
Indegene Ltd.(b)	16,107	113,169
India Cements Ltd. (The)(b)	12,095	44,855
IndiaMART Intermesh Ltd.(a)	8,614	235,076
Indian Energy Exchange Ltd.(a)	123,871	290,866
Indraprastha Gas Ltd.	147,462	356,558
Infibeam Avenues Ltd.	523,920	132,778
Inox Wind Ltd.(b)	167,775	382,970
Intellect Design Arena Ltd.	23,541	322,910
ION Exchange India Ltd., NVS	25,695	163,611
Ipca Laboratories Ltd.	36,795	613,212
IRB Infrastructure Developers Ltd., NVS	496,308	298,114
IRCON International Ltd.(a)	108,324	242,198
ITC Hotels Ltd.(b)	165,082	417,419
ITD Cementation India Ltd.	23,112	193,261
Jain Irrigation Systems Ltd.(b)	103,604	69,268
Jaiprakash Power Ventures Ltd.(b)	1,056,749	191,977
Jammu & Kashmir Bank Ltd. (The)	146,261	177,856
JB Chemicals & Pharmaceuticals Ltd., NVS	18,821	368,550
JBM Auto Ltd., NVS	17,346	145,581
Jindal Saw Ltd.	63,838	158,486
JK Cement Ltd.	9,499	611,332
JK Lakshmi Cement Ltd.	17,582	174,175
JK Paper Ltd.	26,786	114,735
JK Tyre & Industries Ltd.	34,515	150,735
JM Financial Ltd.	124,726	186,288
JSW Holdings Ltd./India(b)	828	223,490
Jubilant Ingrevia Ltd.	23,135	190,138
Jubilant Pharmova Ltd., Class A	20,178	277,093
Jupiter Life Line Hospitals Ltd.	4,447	76,101
Jupiter Wagons Ltd., NVS	45,784	212,000
Just Dial Ltd.(b)	7,257	75,346
Jyothy Labs Ltd.	40,474	163,220
Jyoti CNC Automation Ltd.(b)	14,868	225,309
Kajaria Ceramics Ltd.	22,985	279,670
Kalpataru Projects International Ltd.	29,559	394,296
Kansai Nerolac Paints Ltd.	54,988	163,143
Karnataka Bank Ltd. (The)	58,823	136,214
Karur Vysya Bank Ltd. (The)	113,204	293,651
Kaynes Technology India Ltd., NVS(b)	6,844	478,820
KEC International Ltd.	35,813	348,686
KEI Industries Ltd.	17,582	742,971
Kfin Technologies Ltd.	23,954	302,794
Kirloskar Brothers Ltd.	6,416	136,038
Kirloskar Ferrous Industries Ltd.	17,700	119,608
Kirloskar Oil Engines Ltd.	23,364	247,518
Kirloskar Pneumatic Co. Ltd., NVS	11,878	174,283
KNR Constructions Ltd.	51,094	125,813
KPI Green Energy Ltd.(a)	30,177	172,444
KPIT Technologies Ltd.	44,545	697,299
KPR Mill Ltd.	28,234	372,171
KRBL Ltd.	21,653	89,449
Krishna Institute of Medical Sciences Ltd.(a)(b)	67,083	536,390
KSB Ltd.	20,060	198,750
L&T Finance Ltd.	217,887	436,958
Laurus Labs Ltd.(a)	92,925	662,655
Laxmi Organic Industries Ltd.	40,415	96,494
Security	Shares	Value
India (continued)
Lemon Tree Hotels Ltd.(a)(b)	142,544	$232,329
LIC Housing Finance Ltd.	82,600	576,839
Lloyds Engineering Works Ltd., NVS	163,666	116,926
LMW Ltd.	1,003	195,680
LT Foods Ltd.	48,026	247,164
Mahanagar Gas Ltd.	14,219	220,438
Maharashtra Scooters Ltd.	649	101,545
Maharashtra Seamless Ltd.	15,930	129,003
Mahindra & Mahindra Financial Services Ltd.	139,712	426,891
Mahindra Lifespace Developers Ltd.	33,630	136,530
Man Infraconstruction Ltd.	29,205	56,126
Manappuram Finance Ltd.	142,688	398,303
Marksans Pharma Ltd.	54,030	165,339
Mastek Ltd.	5,782	157,287
Max Estates Ltd.(b)	16,225	99,617
Max Financial Services Ltd.(b)	67,909	1,193,158
Medplus Health Services Ltd.(b)	19,747	223,072
Metropolis Healthcare Ltd.(a)(b)	8,622	169,617
Minda Corp. Ltd.	21,537	131,741
Mindspace Business Parks REIT(a)	58,882	271,899
Mishra Dhatu Nigam Ltd.(a)	25,960	128,821
Motherson Sumi Wiring India Ltd.	528,404	358,189
Motilal Oswal Financial Services Ltd.	39,766	377,078
Mrs Bectors Food Specialities Ltd.	9,064	154,681
MTAR Technologies Ltd.(b)	6,726	129,222
Multi Commodity Exchange of India Ltd.	6,669	515,602
Narayana Hrudayalaya Ltd.	20,119	409,957
Natco Pharma Ltd.	23,460	242,140
National Aluminium Co. Ltd.	229,569	485,034
Nava Ltd.	31,515	181,460
Navin Fluorine International Ltd.	7,965	396,890
Nazara Technologies Ltd.(b)	5,605	84,961
NBCC India Ltd.	289,218	417,879
NCC Ltd./India	124,195	336,210
Neogen Chemicals Ltd.	3,186	62,621
Neuland Laboratories Ltd.	2,124	285,436
Newgen Software Technologies Ltd.	17,169	248,507
NIIT Learning Systems Ltd., NVS	28,733	110,482
Nippon Life India Asset Management Ltd.(a)	42,126	365,264
NLC India Ltd.	104,666	296,163
NMDC Steel Ltd., NVS(b)	305,679	136,350
Nuvama Wealth Management Ltd., NVS	3,312	278,935
Nuvoco Vistas Corp. Ltd.(b)	29,677	124,283
Ola Electric Mobility Ltd.(b)	229,274	136,672
Olectra Greentech Ltd.	12,213	175,816
One 97 Communications Ltd., NVS(b)	77,155	803,585
Onesource Specialty Pharma Ltd., NVS(b)	12,744	286,687
Orient Cement Ltd.	30,857	126,339
Orient Electric Ltd.	38,881	103,203
Paradeep Phosphates Ltd., NVS(a)	105,360	212,351
PC Jeweller Ltd.(b)	493,948	72,390
PCBL Ltd.	47,318	220,816
PDS Ltd.	12,154	62,396
Pearl Global Industries Ltd.	4,130	70,486
PG Electroplast Ltd.	36,527	329,602
Piramal Enterprises Ltd.	30,621	397,313
Piramal Pharma Ltd., NVS	162,014	390,955
PNB Housing Finance Ltd.(a)(b)	40,238	492,208
PNC Infratech Ltd.	36,167	123,569
Poly Medicure Ltd.	10,308	272,250
Poonawalla Fincorp Ltd.(b)	78,057	369,025
Praj Industries Ltd.	34,220	192,252

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Pricol Ltd.(b)	33,403	$175,755
Procter & Gamble Health Ltd.	1,861	125,002
Protean eGov Technologies Ltd.	8,437	94,884
PTC India Ltd.	61,714	127,208
PTC Industries Ltd., NVS(b)	1,183	212,076
Puravankara Ltd.(b)	16,324	50,720
PVR Inox Ltd.(b)	21,004	241,857
Quess Corp. Ltd.(a)	22,678	83,146
Radico Khaitan Ltd.	20,355	603,461
Railtel Corp. of India Ltd.	27,435	127,907
Rain Industries Ltd.	67,024	110,667
Rainbow Children's Medicare Ltd.	14,977	245,442
Ramco Cements Ltd. (The)	28,910	330,050
Ramkrishna Forgings Ltd.	23,659	167,917
Ratnamani Metals & Tubes Ltd.	8,437	280,097
RattanIndia Enterprises Ltd.(b)	178,106	97,288
RattanIndia Power Ltd.(b)	834,850	111,108
Raymond Lifestyle Ltd., NVS(b)	8,461	101,096
Raymond Ltd.	9,558	70,471
Raymond Realty Ltd., NVS	9,558	116,081
RBL Bank Ltd.(a)	125,257	312,462
Redington Ltd.	157,825	477,797
Redtape Ltd./India	43,955	69,017
Refex Industries Ltd.(b)	13,216	70,373
Relaxo Footwears Ltd.	21,984	112,294
Reliance Infrastructure Ltd.(b)	60,947	235,593
Reliance Power Ltd.(b)	707,436	480,523
Restaurant Brands Asia Ltd.(b)	129,977	123,576
Rhi Magnesita India Ltd.	23,240	125,247
Route Mobile Ltd.	9,551	106,087
RR Kabel Ltd., NVS	7,434	124,044
Safari Industries India Ltd.	8,319	224,607
Sagility India Ltd.(b)	177,000	81,872
Sammaan Capital Ltd.	155,472	225,785
Sanofi Consumer Healthcare India Ltd., NVS	2,498	153,978
Sanofi India Ltd.	1,921	139,142
Sansera Engineering Ltd.(a)	11,033	175,681
Sapphire Foods India Ltd.(b)	64,015	238,330
Sarda Energy & Minerals Ltd., NVS	24,072	123,135
Saregama India Ltd.	25,276	160,295
Schneider Electric Infrastructure Ltd.(b)	7,847	69,029
Senco Gold Ltd., NVS	19,470	86,844
Shaily Engineering Plastics Ltd.	6,549	154,529
Shakti Pumps India Ltd.	12,685	127,185
Sheela Foam Ltd.(b)	12,567	92,298
Shipping Corp. of India Ltd.	27,140	63,978
Shoppers Stop Ltd.(b)	14,927	88,733
Shree Renuka Sugars Ltd.(b)	315,827	121,420
Shriram Pistons & Rings Ltd.	3,658	105,462
SignatureGlobal India Ltd.(b)	4,720	66,871
SJVN Ltd.	227,532	256,176
SKF India Ltd.	6,844	376,215
Sobha Ltd.	12,253	205,759
Sonata Software Ltd.	46,256	221,237
South Indian Bank Ltd. (The)	366,921	126,623
SpiceJet Ltd.(b)	177,000	93,105
Star Health & Allied Insurance Co. Ltd.(b)	62,304	348,654
Strides Pharma Science Ltd.	20,473	194,184
Sudarshan Chemical Industries Ltd.	11,210	154,686
Sumitomo Chemical India Ltd.	35,165	208,492
Sun TV Network Ltd.	31,329	230,682
Sundram Fasteners Ltd.	30,798	369,356
Security	Shares	Value
India (continued)
Suprajit Engineering Ltd.	26,432	$129,377
Supreme Petrochem Ltd., NVS	22,656	189,372
Surya Roshni Ltd., NVS	24,190	93,512
Swan Energy Ltd.	29,653	150,441
Syngene International Ltd.(a)	49,897	377,549
Syrma SGS Technology Ltd.	17,700	111,694
Tamilnad Mercantile Bank Ltd., NVS	18,821	98,669
Tanla Platforms Ltd.	20,178	146,008
Tata Chemicals Ltd.	36,049	373,990
Tata Investment Corp. Ltd.	3,717	292,513
Tata Technologies Ltd.	35,872	324,602
Tbo Tek Ltd.(b)	3,475	52,978
Techno Electric & Engineering Co. Ltd.	16,284	268,712
Tega Industries Ltd., NVS	3,953	76,305
Tejas Networks Ltd.(a)(b)	22,833	191,869
Texmaco Rail & Engineering Ltd.	75,048	139,753
Thomas Cook India Ltd.	53,513	108,062
Tilaknagar Industries Ltd.	26,196	113,929
Time Technoplast Ltd.	27,671	122,343
Timken India Ltd.	9,867	360,531
Tips Industries Ltd.	12,399	94,268
Titagarh Rail System Ltd.	22,951	239,479
Transformers & Rectifiers India Ltd.	28,216	172,435
Transport Corp. of India Ltd.	9,440	124,091
Trident Ltd.	354,000	131,815
Triveni Engineering & Industries Ltd.	29,609	151,844
Triveni Turbine Ltd.	36,934	251,241
TTK Prestige Ltd.	14,692	106,913
TVS Holdings Ltd.	1,711	237,115
Ujjivan Small Finance Bank Ltd.(a)	254,231	127,983
UNO Minda Ltd.	52,628	619,073
Usha Martin Ltd.	41,536	150,800
UTI Asset Management Co. Ltd.	13,761	191,609
VA Tech Wabag Ltd.(b)	11,781	224,438
Valor Estate Ltd.(b)	25,724	58,029
Vardhman Textiles Ltd.	34,633	199,225
Varroc Engineering Ltd.(a)(b)	13,924	86,167
Vedant Fashions Ltd.	16,048	149,618
Vesuvius India Ltd.	2,478	172,038
V-Guard Industries Ltd.	53,218	236,105
Vijaya Diagnostic Centre Pvt Ltd.	15,222	170,266
Vinati Organics Ltd.	7,965	171,959
VIP Industries Ltd.(b)	29,677	125,592
V-Mart Retail Ltd.(b)	3,641	145,073
Voltamp Transformers Ltd.	1,786	173,280
Waaree Renewable Technologies Ltd., NVS	8,826	109,094
Websol Energy System Ltd.(b)	8,378	142,860
Welspun Corp. Ltd.	29,677	325,497
Welspun Enterprises Ltd.	16,756	99,003
Welspun Living Ltd.	75,363	117,011
Westlife Foodworld Ltd.(b)	16,122	126,132
Whirlpool of India Ltd.	16,520	239,096
Wockhardt Ltd.(b)	19,765	339,062
Wonderla Holidays Ltd.	9,558	73,569
Zee Entertainment Enterprises Ltd.	197,355	300,858
Zen Technologies Ltd.	12,508	313,548
Zensar Technologies Ltd.	32,037	312,368
ZF Commercial Vehicle Control Systems India Ltd.	1,891	295,333
		99,494,004
Indonesia — 1.9%
AKR Corporindo Tbk PT	2,395,400	187,014
Aneka Tambang Tbk	2,230,200	425,352

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Aspirasi Hidup Indonesia Tbk PT	2,171,200	$76,405
Astra Agro Lestari Tbk PT	129,800	47,808
Bank Aladin Syariah Tbk PT(b)	1,339,300	70,295
Bank Tabungan Negara Persero Tbk PT	1,663,800	128,420
BFI Finance Indonesia Tbk PT	2,743,500	152,417
Bukalapak.com PT Tbk(b)	14,437,300	121,103
Bukit Asam Tbk PT	1,097,400	194,610
Bumi Resources Minerals Tbk PT(b)	15,251,800	364,347
Bumi Resources Tbk PT(b)	31,236,000	225,246
Bumi Serpong Damai Tbk PT(b)	1,528,100	83,415
Ciputra Development Tbk PT	2,837,963	170,951
Elang Mahkota Teknologi Tbk PT	4,242,100	148,066
ESSA Industries Indonesia Tbk PT	2,954,500	106,793
Gudang Garam Tbk PT(b)	112,100	68,815
Hanson International Tbk PT(b)(d)	25,794,200	—
Indah Kiat Pulp & Paper Tbk PT	566,400	222,837
Indo Tambangraya Megah Tbk PT	112,100	155,473
Indocement Tunggal Prakarsa Tbk PT	300,900	103,359
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,112,257	66,758
Inti Agri Resources Tbk PT(b)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,528,100	150,584
Jasa Marga Persero Tbk PT	749,300	175,251
Map Aktif Adiperkasa PT	3,309,900	143,421
MD Entertainment Tbk PT	627,700	94,791
Medco Energi Internasional Tbk PT	1,816,412	136,455
Medikaloka Hermina Tbk PT	1,941,100	183,505
Merdeka Battery Materials Tbk PT(b)	5,900,000	130,308
Merdeka Copper Gold Tbk PT(b)	2,637,300	325,194
Mitra Adiperkasa Tbk PT	2,537,000	202,344
Mitra Keluarga Karyasehat Tbk PT	1,315,778	219,700
Pabrik Kertas Tjiwi Kimia Tbk PT	519,200	192,043
Pacific Strategic Financial Tbk PT(b)	2,278,200	167,124
Pakuwon Jati Tbk PT	4,642,200	113,842
Panin Financial Tbk PT(b)	4,755,400	85,787
Perusahaan Gas Negara Tbk PT	2,932,300	326,858
Sarana Menara Nusantara Tbk PT	5,085,800	182,443
Sariguna Primatirta Tbk. PT	826,000	74,738
Sawit Sumbermas Sarana Tbk PT	861,400	74,031
Selamat Sempurna Tbk PT	590,000	67,547
Semen Indonesia Persero Tbk PT	831,900	143,385
Sugih Energy Tbk PT(b)(d)	1,824,800	—
Transcoal Pacific Tbk PT	371,700	138,047
Vale Indonesia Tbk PT	495,600	106,416
Waskita Karya Persero Tbk PT(b)(d)	3,225,094	21,996
XLSMART Telecom Sejahtera Tbk. PT	1,469,100	198,405
		6,773,699
Kuwait — 1.4%
Agility Public Warehousing Co. KSC	432,049	351,429
Al Ahli Bank of Kuwait KSCP	335,126	327,432
Ali Alghanim Sons Automotive Co. KSCC, NVS	41,523	152,748
Boubyan Petrochemicals Co. KSCP	112,044	250,493
Boursa Kuwait Securities Co. KPSC	26,912	280,127
Burgan Bank SAK	245,260	202,102
Commercial Real Estate Co. KSC	496,308	298,779
Gulf Cable & Electrical Industries Co. KSCP	33,748	247,072
Humansoft Holding Co. KSC	25,422	215,263
Jazeera Airways Co. KSCP	12,744	63,170
Kuwait International Bank KSCP	386,029	300,502
Kuwait Projects Co. Holding KSCP(b)	435,184	128,136
Kuwait Real Estate Co. KSC	316,181	387,799
Kuwait Telecommunications Co.	98,884	177,563
National Industries Group Holding SAK	600,646	467,057
Security	Shares	Value
Kuwait (continued)
National Investments Co. KSCP	172,575	$154,478
National Real Estate Co. KPSC(b)	200,737	52,199
Salhia Real Estate Co. KSCP	111,345	149,137
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	163,371	76,135
Warba Bank KSCP(b)	838,225	674,369
		4,955,990
Malaysia — 2.6%
AFFIN Bank Bhd	211,744	133,702
Alliance Bank Malaysia Bhd	289,100	294,196
Axis Real Estate Investment Trust	407,100	182,593
Bank Islam Malaysia Bhd	236,000	128,705
British American Tobacco Malaysia Bhd	19,744	27,135
Bumi Armada Bhd(b)	799,500	88,247
Bursa Malaysia Bhd(c)	159,350	284,271
Carlsberg Brewery Malaysia Bhd	57,300	262,504
Chin Hin Group Bhd, NVS(b)	317,700	157,488
CTOS Digital Bhd(c)	538,700	124,087
Dialog Group Bhd(c)	932,200	332,592
Eco World Development Group Bhd(c)	300,900	134,208
Fraser & Neave Holdings Bhd(c)	47,200	302,728
Frontken Corp. Bhd	348,150	308,883
Genting Malaysia Bhd	708,000	302,953
Greatech Technology Bhd(b)	189,600	75,648
Guan Chong Bhd	88,500	66,166
HAP Seng Consolidated Bhd	129,800	84,516
Hartalega Holdings Bhd	413,000	182,394
Heineken Malaysia Bhd(c)	46,100	293,506
Hextar Global Bhd	413,000	91,235
IGB Real Estate Investment Trust	359,900	196,163
IJM Corp. Bhd	564,300	331,101
Inari Amertron Bhd(c)	572,300	258,126
IOI Properties Group Bhd	430,700	193,121
Itmax System Bhd	94,400	85,975
Kossan Rubber Industries Bhd	386,500	150,604
KPJ Healthcare Bhd	401,900	256,559
Lafarge Malaysia Bhd	59,000	70,052
Mah Sing Group Bhd	300,900	72,000
Malakoff Corp. Bhd	590,000	106,895
Malaysian Pacific Industries Bhd	23,100	107,483
MBSB Bhd	967,600	164,905
My EG Services Bhd	1,667,700	360,865
Nationgate Holdings Bhd, NVS	271,400	96,219
Pavilion REIT	413,000	142,511
Sam Engineering & Equipment M Bhd	129,800	117,636
Scientex Bhd	241,900	193,245
Sime Darby Property Bhd(c)	898,700	295,005
SP Setia Bhd Group	619,500	168,654
Sunway Construction Group Bhd	123,900	171,554
Sunway REIT	460,200	218,477
Supermax Corp. Bhd.(b)	672,619	109,053
Syarikat Takaful Malaysia Keluarga Bhd	88,544	74,898
Tanco Holdings Bhd(b)(c)	566,400	133,067
TIME dotCom Bhd	353,100	434,505
Top Glove Corp. Bhd(b)	1,451,400	275,637
Unisem M Bhd	141,600	66,153
United Plantations Bhd(c)	70,800	378,723
ViTrox Corp. Bhd(c)	142,000	106,287
VS Industry Bhd	861,450	164,640
Yinson Holdings Bhd	336,300	157,931
		9,515,801

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico — 1.5%
Alsea SAB de CV	141,600	$353,343
Banco del Bajio SA(a)	206,500	539,459
Bolsa Mexicana de Valores SAB de CV	102,000	222,764
Controladora Alpek SAB de CV, NVS(b)	934,125	151,706
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)	270,000	129,738
Corp Inmobiliaria Vesta SAB de CV	230,135	663,495
FIBRA Macquarie Mexico(a)	212,435	348,838
GCC SAB de CV	47,220	439,139
Genomma Lab Internacional SAB de CV, Class B	212,400	246,282
Gentera SAB de CV	324,500	639,430
Grupo Televisa SAB, CPO	595,900	230,421
La Comer SAB de CV	83,449	180,571
Megacable Holdings SAB de CV, CPO	123,900	329,105
Operadora De Sites Mexicanos SAB de CV, Class A1	306,800	293,735
Orbia Advance Corp. SAB de CV	190,300	129,313
Regional SAB de CV	64,900	504,718
		5,402,057
Peru — 0.1%
Intercorp Financial Services Inc.	9,494	328,587
Philippines — 0.9%
Aboitiz Equity Ventures Inc.	418,900	259,021
ACEN Corp.	2,773,000	126,734
Alliance Global Group Inc.	660,800	98,774
AREIT Inc.	259,600	186,342
Century Pacific Food Inc.	395,300	283,040
Converge Information and Communications Technology Solutions Inc.	571,200	206,366
D&L Industries Inc.	577,300	58,356
DigiPlus Interactive Corp.	390,200	369,351
DMCI Holdings Inc.	879,300	163,367
GT Capital Holdings Inc.	28,910	282,087
JG Summit Holdings Inc.	619,500	222,047
LT Group Inc.	583,100	128,544
Megaworld Corp.	2,891,000	92,682
Monde Nissin Corp.(a)	796,500	108,494
Puregold Price Club Inc.	324,500	180,294
Robinsons Land Corp.	494,100	115,616
Robinsons Retail Holdings Inc.	53,100	35,974
Semirara Mining & Power Corp., Class A	247,800	144,341
Universal Robina Corp.	207,090	313,550
		3,374,980
Poland — 1.6%
Alior Bank SA	22,538	626,327
AmRest Holdings SE	23,526	102,737
Asseco Poland SA	14,074	690,089
Bank Handlowy w Warszawie SA	8,401	269,303
Benefit Systems SA	590	485,929
Cyfrowy Polsat SA(b)(c)	66,334	296,340
Diagnostyka SA(b)	4,248	191,510
Enea SA(b)	72,157	331,310
Grupa Azoty SA(b)	16,781	106,181
Grupa Kety SA	2,419	559,679
Jastrzebska Spolka Weglowa SA, Class S(b)(c)	13,983	84,639
KRUK SA	4,956	519,740
Orange Polska SA	157,707	406,249
Pepco Group NV(c)	42,185	192,750
Tauron Polska Energia SA(b)	269,040	493,740
XTB SA(a)	19,550	432,309
		5,788,832
Security	Shares	Value
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	27,258	$107,704
Baladna(b)	290,850	98,357
Doha Bank QPSC	590,354	400,112
Estithmar Holding QPSC(b)	271,464	245,810
Gulf International Services QSC	276,656	246,440
Gulf Warehousing Co.	101,067	80,195
Qatar Aluminum Manufacturing Co.	656,375	231,307
Qatar Navigation QSC	266,916	782,936
United Development Co. QSC	409,578	114,769
Vodafone Qatar QSC	481,381	308,822
		2,616,452
Russia — 0.0%
Credit Bank of Moscow PJSC(b)(d)	4,743,600	612
Federal Grid Co. Rosseti PJSC(b)(d)	142,040,000	18
IPJSC United Medical Group, GDR(b)(d)(f)	11,658	1
Lenta PJSC, GDR(b)(d)	58,692	8
Nanduq PLC, ADR(b)(d)	20,971	3
Segezha Group PJSC(a)(b)(d)	1,675,000	216
Sistema AFK PAO(b)(d)	1,865,280	241
Sovcomflot PJSC(b)(d)	338,350	44
		1,143
Saudi Arabia — 3.7%
Abdullah Al Othaim Markets Co.	118,944	255,759
Advanced Petrochemical Co.(b)	32,931	263,332
Al Babtain Power & Telecommunication Co.	5,546	73,271
Al Hammadi Holding	21,126	210,029
Al Masane Al Kobra Mining Co.	9,499	149,892
Al Moammar Information Systems Co.	5,008	179,942
Al Rajhi REIT	82,069	181,347
Alamar Foods, NVS	2,419	39,878
Alaseel Co.	59,000	63,244
Al-Dawaa Medical Services Co.	9,145	186,222
Aldrees Petroleum and Transport Services Co.	13,216	429,849
AlKhorayef Water & Power Technologies Co.	4,897	179,825
Almunajem Foods Co.	5,546	98,849
AlSaif Stores For Development & Investment Co.(b)	59,000	116,946
Alujain Corp.	16,092	158,056
Arabian Cement Co./Saudi Arabia	14,750	92,157
Arabian Centres Co.(a)	55,251	291,302
Arabian Contracting Services Co.(b)	4,930	144,287
Arriyadh Development Co.	26,432	227,538
Astra Industrial Group	11,033	467,068
Ataa Educational Co.	5,428	92,308
BinDawood Holding Co.	75,402	126,249
Catrion Catering Holding Co.	12,154	382,809
City Cement Co.	26,064	125,608
East Pipes Integrated Co. for Industry, NVS	4,130	136,304
Eastern Province Cement Co.	14,448	118,201
Electrical Industries Co.	163,017	309,816
Emaar Economic City(b)	53,797	182,833
Etihad Atheeb Telecommunication Co.	4,956	127,771
Halwani Brothers Co.(b)	3,388	40,671
Jadwa REIT Saudi Fund	58,292	158,594
Jahez International Co.(b)	27,435	191,961
Jamjoom Pharmaceuticals Factory Co., NVS	6,136	285,874
Leejam Sports Co. JSC	7,468	252,812
Maharah Human Resources Co.	63,602	86,640
Middle East Healthcare Co.(b)	12,095	194,470
Middle East Paper Co.(b)	13,039	97,954
Mobile Telecommunications Co. Saudi Arabia	103,899	302,621
National Agriculture Development Co. (The)(b)	42,716	241,961

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
National Co. for Learning & Education	5,133	$219,803
National Gas & Industrialization Co.	11,269	233,817
National Industrialization Co.(b)	78,730	191,574
National Medical Care Co.	6,549	287,307
Northern Region Cement Co.	59,000	125,600
Perfect Presentation For Commercial Services Co., NVS(b)	59,000	184,330
Qassim Cement Co. (The)	14,337	194,133
Rasan Information Technology Co.(b)	8,173	179,781
Retal Urban Development Co., NVS	70,279	272,772
Saudi Automotive Services Co.	11,290	179,417
Saudi Cement Co.	18,821	202,927
Saudi Ceramic Co.(b)	18,220	143,483
Saudi Chemical Co. Holding	122,651	254,687
Saudi Ground Services Co.	26,373	327,715
Saudi Manpower Solutions Co.	59,000	97,346
Saudi Pharmaceutical Industries & Medical Appliances Corp.(b)	14,455	96,003
Saudi Public Transport Co.(b)	26,727	101,451
Saudi Real Estate Co.(b)	46,964	258,975
Saudi Reinsurance Co.(b)	11,269	151,953
Saudia Dairy & Foodstuff Co.	4,620	349,357
Savola Group (The)(b)	38,763	274,059
Seera Group Holding(b)	47,562	322,446
Southern Province Cement Co.	18,172	143,797
Sumou Real Estate Co., NVS	6,431	70,108
Sustained Infrastructure Holding Co.(b)	15,812	122,134
Tanmiah Food Co.	2,665	69,294
Theeb Rent A Car Co.	8,496	150,064
United Electronics Co.	12,130	280,969
United International Transportation Co.	11,977	226,281
Yamama Cement Co.	32,718	314,096
Yanbu Cement Co.	23,241	126,713
		13,416,642
South Africa — 4.1%
AECI Ltd.	25,851	148,717
African Rainbow Minerals Ltd.	27,848	246,468
AVI Ltd.	88,569	465,193
Barloworld Ltd.	40,311	240,402
Coronation Fund Managers Ltd.	71,829	157,872
Dis-Chem Pharmacies Ltd.(a)	139,594	260,053
DRDGOLD Ltd.	134,284	200,879
Equites Property Fund Ltd.	227,361	210,699
Exxaro Resources Ltd.	63,203	516,660
Fortress Real Estate Investments Ltd., Series B, Class B(c)	373,175	419,330
Foschini Group Ltd. (The)	88,736	663,157
Grindrod Ltd.	195,009	143,796
Growthpoint Properties Ltd.	860,279	645,883
Hosken Consolidated Investments Ltd.	11,307	87,790
Hyprop Investments Ltd.	113,024	276,550
Investec Ltd.	67,496	478,400
JSE Ltd.	22,243	163,880
Life Healthcare Group Holdings Ltd.	350,283	278,746
Momentum Group Ltd.	323,084	627,034
Motus Holdings Ltd.	42,185	210,468
Mr. Price Group Ltd.	70,033	943,331
MultiChoice Group(b)	65,313	425,424
Netcare Ltd.	314,116	263,880
Ninety One Ltd.	52,595	111,825
Northam Platinum Holdings Ltd.	92,152	779,882
Omnia Holdings Ltd.(c)	45,253	179,511
Security	Shares	Value
South Africa (continued)
Pick n Pay Stores Ltd.(b)	149,133	$225,913
Redefine Properties Ltd.	1,916,792	498,851
Resilient REIT Ltd.	89,016	304,533
Reunert Ltd.	52,510	174,466
Santam Ltd.	10,443	243,907
Sappi Ltd.	157,530	302,489
Sibanye Stillwater Ltd.(b)	713,546	1,086,454
SPAR Group Ltd. (The)(b)	52,156	322,435
Super Group Ltd./South Africa	105,964	177,957
Telkom SA SOC Ltd.(b)	76,663	166,009
Thungela Resources Ltd.	37,170	189,025
Tiger Brands Ltd.	44,958	865,509
Truworths International Ltd.	99,297	405,416
Vukile Property Fund Ltd.	328,630	366,476
We Buy Cars Holdings Ltd.	75,507	205,747
Wilson Bayly Holmes-Ovcon Ltd.	14,337	144,721
		14,825,738
South Korea — 12.4%
ABLBio Inc.(b)	9,499	556,679
Advanced Nano Products Co. Ltd.	3,186	112,175
Amorepacific Holdings Corp.	8,909	169,043
APR Corp./Korea(b)	4,785	399,295
Asiana Airlines Inc.(b)	12,495	91,320
BGF retail Co. Ltd.(c)	2,183	161,844
Binggrae Co. Ltd.	1,416	92,816
BNK Financial Group Inc.	67,555	540,942
Boryung	12,508	79,135
Cafe24 Corp.(b)	1,545	50,654
Caregen Co. Ltd.	4,854	113,822
Celltrion Pharm Inc.(b)	4,845	171,954
Chabiotech Co. Ltd.(b)(c)	13,260	100,086
Cheil Worldwide Inc.	17,051	226,729
Chong Kun Dang Pharmaceutical Corp.	1,809	113,253
CJ Corp.(c)	3,894	384,246
CJ ENM Co. Ltd.(b)	3,141	139,985
CJ Logistics Corp.	2,419	140,766
Classys Inc.	4,720	194,672
Cosmax Inc.	2,242	340,585
CosmoAM&T Co. Ltd.(b)	6,785	160,757
Cosmochemical Co. Ltd.(b)	2,969	29,587
CS Wind Corp.(c)	6,667	238,094
Daeduck Electronics Co. Ltd./New	9,971	108,063
Daejoo Electronic Materials Co. Ltd.	2,950	157,575
Daesang Corp.	7,965	125,036
Daewoo Engineering & Construction Co. Ltd.(b)	45,135	137,841
Daewoong Co. Ltd.	6,726	123,472
Daewoong Pharmaceutical Co. Ltd.(c)	1,365	156,977
Daishin Securities Co. Ltd.(c)	6,956	115,632
Daou Technology Inc.	6,962	135,402
DB HiTek Co. Ltd.	8,791	247,942
Dear U Co. Ltd.	1,357	53,749
Dentium Co. Ltd.(c)	2,242	100,284
DI Dong Il Corp.(c)	4,012	96,762
DL E&C Co. Ltd.	8,378	292,882
DL Holdings Co. Ltd.	3,776	120,922
DN Automotive Corp.	5,192	82,475
Dongjin Semichem Co. Ltd.(c)	10,915	223,064
DongKook Pharmaceutical Co. Ltd.(c)	9,563	117,457
Dongsuh Companies Inc.	9,756	183,593
Doosan Co. Ltd.	1,934	682,346
Doosan Fuel Cell Co. Ltd.(b)(c)	11,741	142,870
DoubleUGames Co. Ltd.(c)	3,658	134,232

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Douzone Bizon Co. Ltd.	5,015	$201,841
Duk San Neolux Co. Ltd.(b)	3,312	89,213
Ecopro HN Co. Ltd.	3,318	58,340
Ecopro Materials Co. Ltd.(b)	6,136	199,941
E-MART Inc.(c)	5,015	331,256
EMRO Inc., NVS(b)(c)	2,065	71,772
Enchem Co. Ltd.(b)(c)	3,776	182,378
Eo Technics Co. Ltd.(c)	2,419	251,054
ESR Kendall Square REIT Co. Ltd.	48,359	153,604
Eugene Technology Co. Ltd.(c)	4,366	102,307
F&F Co. Ltd./New(c)	4,248	232,066
GemVax & Kael Co. Ltd.(b)(c)	6,785	239,895
Green Cross Corp.	1,593	146,542
GS Engineering & Construction Corp.	18,408	301,951
GS Holdings Corp.	11,033	347,600
GS Retail Co. Ltd.	9,155	101,650
Han Kuk Carbon Co. Ltd.	3,226	51,304
Hana Micron Inc.(c)	17,346	133,998
Hana Tour Service Inc.	3,994	146,922
Hanall Biopharma Co. Ltd.(b)(c)	8,834	165,799
Hanil Cement Co. Ltd./New	4,543	60,456
Hanmi Pharm Co. Ltd.	1,534	345,957
Hanmi Science Co. Ltd.(c)	5,470	140,121
Hanon Systems(b)	43,896	95,976
Hansol Chemical Co. Ltd.	2,478	238,407
Hanssem Co. Ltd.	2,714	82,611
Hanwha Corp.	7,552	412,579
Hanwha Engine(b)(c)	13,629	273,460
Hanwha Industrial Solutions Co. Ltd./ New(b)(c)	9,462	356,632
Hanwha Investment & Securities Co. Ltd.(b)	45,371	146,416
Hanwha Life Insurance Co. Ltd.(b)(c)	81,243	173,916
Hanwha Solutions Corp.(c)	29,087	626,596
HD Hyundai Construction Equipment Co. Ltd	3,599	183,274
HD Hyundai Infracore Co. Ltd.	38,769	264,905
HD Hyundai Mipo(c)	6,313	882,791
HDC Hyundai Development Co-Engineering & Construction, Class E	10,620	179,734
Hite Jinro Co. Ltd.	9,537	139,471
HL Mando Co. Ltd.	8,850	215,741
HLB Life Science Co. Ltd.(b)(c)	30,562	134,081
Hlb Pharma Ceutical Co. Ltd.(b)(c)	7,384	103,700
HLB Therapeutics Co. Ltd.(b)(c)	20,612	120,072
Hotel Shilla Co. Ltd.(b)(c)	8,083	290,317
HPSP Co. Ltd.	13,275	213,343
HS Hyosung Advanced Materials Corp.	826	119,000
Hugel Inc.(b)(c)	1,475	353,800
Hyosung Corp.	2,074	93,689
Hyosung Heavy Industries Corp.	1,357	606,847
Hyosung TNC Corp.	708	124,578
Hyundai Autoever Corp.	1,468	152,350
Hyundai Department Store Co. Ltd.(c)	4,250	221,485
Hyundai Elevator Co. Ltd.	6,549	359,914
Hyundai Engineering & Construction Co. Ltd.	19,116	883,478
Hyundai Feed Inc.(b)(c)(d)	44,392	32,652
Hyundai Marine & Fire Insurance Co. Ltd.(b)(c)	14,396	253,952
Hyundai Steel Co.	21,004	428,433
Hyundai Wia Corp.	4,012	124,007
Iljin Electric Co. Ltd.	6,372	138,627
iM Financial Group Co. Ltd.	35,695	288,601
Innocean Worldwide Inc.(c)	4,543	59,825
ISC Co. Ltd.	2,891	106,120
ISU Specialty Chemical, NVS(b)(c)	5,288	154,988
Security	Shares	Value
South Korea (continued)
IsuPetasys Co. Ltd.(c)	14,295	$396,604
JB Financial Group Co. Ltd.	31,388	428,949
JNTC Co. Ltd.(b)	5,664	67,316
Joongang Advanced Materials Co. Ltd.(b)	6,520	14,679
Jusung Engineering Co. Ltd.(c)	7,788	176,420
JYP Entertainment Corp.(c)	7,788	421,248
Kakao Games Corp.(b)(c)	11,328	132,735
Kakaopay Corp.(b)(c)	8,437	231,259
Kangwon Land Inc.(c)	25,547	315,230
KCC Corp.(c)	1,298	288,817
KEPCO Engineering & Construction Co. Inc.	4,543	206,564
KEPCO Plant Service & Engineering Co. Ltd.	5,959	186,261
KIWOOM Securities Co. Ltd.	3,918	460,910
Koh Young Technology Inc.(c)	14,750	160,768
Kolmar Korea Co. Ltd.(c)	4,298	258,137
Kolon Industries Inc.	5,074	122,856
Korea Electric Terminal Co. Ltd.(c)	1,770	78,420
Korea Gas Corp.	7,599	227,127
Korean Reinsurance Co.	34,295	229,506
Kum Yang Co. Ltd.(b)(c)(d)	10,732	78,596
Kumho Petrochemical Co. Ltd.	3,776	315,892
Kumho Tire Co. Inc.(b)	35,046	113,030
Kyung Dong Navien Co. Ltd.(c)	2,094	113,980
L&F Co. Ltd.(b)(c)	6,844	283,350
Lake Materials Co. Ltd.(c)	12,449	108,240
LEENO Industrial Inc.(c)	12,470	356,533
LIG Nex1 Co. Ltd.	2,891	897,681
LigaChem Biosciences Inc.(b)(c)	6,778	563,421
Lotte Chemical Corp.	4,838	209,084
Lotte Corp.	8,437	181,954
Lotte Energy Materials Corp.(b)(c)	6,372	101,658
Lotte Fine Chemical Co. Ltd.	4,189	114,917
LOTTE REIT Co. Ltd.	54,166	146,026
Lotte Rental Co. Ltd.	3,953	93,484
Lotte Shopping Co. Ltd.(c)	3,245	189,170
LS Corp.	4,897	563,857
LS Materials Ltd.(b)(c)	10,384	76,803
Lunit Inc.(b)(c)	6,367	219,471
LX International Corp.	8,437	172,832
LX Semicon Co. Ltd.	2,301	100,255
Medytox Inc.	1,534	187,792
Mezzion Pharma Co. Ltd.(b)	6,844	198,398
Misto Holdings Corp.	11,387	297,141
Naturecell Co. Ltd.(b)(c)	14,221	267,837
NCSoft Corp.	3,304	364,626
Netmarble Corp.(a)	7,375	272,702
Nexon Games Co. Ltd.(b)	6,549	61,870
Nextin Inc.	2,301	88,983
NICE Information Service Co. Ltd.	12,154	127,918
NKMax Co. Ltd.(b)(c)(d)	25,080	27,138
NongShim Co. Ltd.(c)	885	271,544
OCI Holdings Co. Ltd.	3,835	196,856
Orion Holdings Corp.	6,738	92,199
Oscotec Inc.(b)(c)	8,909	190,021
Otoki Corp.	431	124,164
Pan Ocean Co. Ltd.	73,573	197,347
Paradise Co. Ltd.(c)	14,101	128,205
Park Systems Corp.	1,534	270,613
Pearl Abyss Corp.(b)(c)	8,909	247,774
People & Technology Inc.(c)	5,369	122,073
Peptron Inc.(b)(c)	6,137	1,031,871
PharmaResearch Co. Ltd.	1,822	594,182

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Poongsan Corp.	4,484	$201,262
Posco DX Co. Ltd.(c)	13,806	220,658
PSK Holdings Inc.(c)	2,419	54,313
Rainbow Robotics(b)(c)	2,331	446,284
S-1 Corp.	4,661	223,228
Sam Chun Dang Pharm Co. Ltd.(c)	3,710	393,485
Samsung E&A Co. Ltd.	38,586	607,147
Samsung Securities Co. Ltd.	16,661	728,940
Sanil Electric Co. Ltd.(c)	2,301	111,592
SD Biosensor Inc.	12,691	107,291
Sebang Global Battery Co. Ltd.	2,124	102,829
Seegene Inc.	7,906	191,931
Seojin System Co. Ltd.(b)(c)	8,909	147,908
SFA Engineering Corp.(c)	5,723	86,737
SHIFT UP Corp.(b)(c)	2,891	105,780
Shinsegae Inc.(c)	1,888	243,162
Shinsung Delta Tech Co. Ltd.(c)	4,897	206,800
Shinyoung Securities Co. Ltd.	885	71,660
Silicon2 Co. Ltd.(b)(c)	9,027	308,075
SK Bioscience Co. Ltd.(b)(c)	6,313	206,503
SK Chemicals Co. Ltd.	2,898	120,446
SK IE Technology Co. Ltd.(a)(b)(c)	7,611	117,565
SK Networks Co. Ltd.	59,000	176,652
SK oceanplant Co. Ltd.(b)(c)	9,027	125,597
SK REITs Co. Ltd.	59,000	206,068
SL Corp.	4,012	92,165
SM Entertainment Co. Ltd.	3,133	290,852
SNT Motiv Co. Ltd.	3,776	80,784
SOLUM Co. Ltd.(b)	12,685	140,930
Solus Advanced Materials Co. Ltd.	11,446	71,057
Soop Co. Ltd.	2,360	144,664
Soulbrain Co. Ltd.	1,180	135,889
ST Pharm Co. Ltd.	3,422	196,138
Studio Dragon Corp.(b)	3,245	112,175
Taesung Co. Ltd.(b)(c)	4,661	70,039
TechWing Inc.(c)	7,972	190,999
TKG Huchems Co. Ltd.	6,993	82,398
Tokai Carbon Korea Co. Ltd.	1,304	82,586
Voronoi Inc.(b)(c)	3,009	230,030
VT Co. Ltd.(b)(c)	6,182	182,328
WONIK IPS Co. Ltd.(c)	8,142	134,078
YC Corp.(b)(c)	7,375	51,232
YG Entertainment Inc.(c)	3,780	221,861
Youngone Corp.	6,667	292,930
		44,919,692
Taiwan — 18.9%
AcBel Polytech Inc.	177,773	154,617
Acter Group Corp. Ltd.	30,000	376,410
ADATA Technology Co. Ltd.	63,788	195,796
Advanced Echem Materials Co. Ltd., NVS	18,000	378,178
Advanced Energy Solution Holding Co. Ltd.	10,000	337,622
Advanced Wireless Semiconductor Co.	59,596	152,555
Advancetek Enterprise Co. Ltd.	59,000	137,830
Airoha Technology Corp., NVS	9,000	152,218
All Ring Tech Co. Ltd.	18,000	183,713
Allis Electric Co. Ltd.	60,185	213,070
Ambassador Hotel (The)	59,000	91,469
Andes Technology Corp.(b)	13,000	115,648
AP Memory Technology Corp.	28,000	256,817
Arcadyan Technology Corp.	59,541	420,570
Ardentec Corp.	118,000	298,280
Asia Optical Co. Inc.	59,000	258,630
Security	Shares	Value
Taiwan (continued)
ASMedia Technology Inc.	9,000	$572,334
ASPEED Technology Inc.	7,800	1,010,449
AURAS Technology Co. Ltd.	17,000	315,536
Bank of Kaohsiung Co. Ltd.	177,000	69,762
BES Engineering Corp.	354,000	129,756
Bizlink Holding Inc.	44,570	935,755
Bora Pharmaceuticals Co. Ltd.	16,184	411,773
Brighton-Best International Taiwan Inc.	118,000	132,451
Caliway Biopharmaceuticals Co. Ltd.(b)	25,000	723,639
Capital Securities Corp.	455,530	376,316
Cathay Real Estate Development Co. Ltd.	177,300	113,988
Center Laboratories Inc.	177,435	237,727
Century Iron & Steel Industrial Co. Ltd.	59,000	349,555
Chang Wah Electromaterials Inc.	118,000	187,712
Chang Wah Technology Co. Ltd.	59,500	68,604
Channel Well Technology Co. Ltd.	59,000	160,175
Charoen Pokphand Enterprise	59,300	219,336
Cheng Loong Corp.	177,000	105,240
Cheng Uei Precision Industry Co. Ltd.	118,000	199,359
Chicony Electronics Co. Ltd.	177,000	987,508
Chicony Power Technology Co. Ltd.	59,000	249,063
China Bills Finance Corp.	177,000	91,410
China Motor Corp.	63,200	141,832
China Petrochemical Development Corp.(b)	885,145	203,369
China Steel Chemical Corp.	59,000	186,496
Chipbond Technology Corp.	169,000	363,288
ChipMOS Technologies Inc.	177,000	166,300
Chong Hong Construction Co. Ltd.	59,424	180,767
Chroma ATE Inc.	101,000	1,113,791
Chung Hung Steel Corp.	236,000	123,142
Chung Hwa Pulp Corp.(b)	59,000	25,293
Chung-Hsin Electric & Machinery Manufacturing Corp.	118,000	588,986
Clevo Co.	118,000	192,653
Compeq Manufacturing Co. Ltd.	295,000	591,105
Continental Holdings Corp.	118,000	93,595
Coretronic Corp.	59,400	112,683
CSBC Corp. Taiwan(b)	236,361	129,161
CTCI Corp.	177,000	157,252
Da-Li Development Co. Ltd.	64,357	106,416
Delpha Construction Co. Ltd.	118,000	126,629
Dynapack International Technology Corp.	61,000	406,885
EirGenix Inc.(b)	59,000	122,961
Elan Microelectronics Corp.	86,000	390,719
Elite Advanced Laser Corp.(b)	38,000	235,736
Elite Semiconductor Microelectronics Technology Inc.	60,000	103,508
Ennoconn Corp.	30,000	299,018
Ennostar Inc.	177,184	206,337
Eternal Materials Co. Ltd.	236,129	203,289
Evergreen International Storage & Transport Corp.	177,000	202,813
Evergreen Steel Corp.	59,000	176,457
Everlight Electronics Co. Ltd.	118,000	317,229
Far Eastern Department Stores Ltd.	236,000	182,341
Far Eastern International Bank	649,616	278,764
Faraday Technology Corp.	59,394	342,695
Farglory Land Development Co. Ltd.	89,000	180,762
Feng Hsin Steel Co. Ltd.	118,000	247,318
Fitipower Integrated Technology Inc.	27,332	193,729
FLEXium Interconnect Inc.	59,418	106,372
FocalTech Systems Co. Ltd.	59,000	121,173
Formosa Taffeta Co. Ltd.	177,000	95,366
Fositek Corp.	13,000	247,149

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Foxconn Technology Co. Ltd.	236,000	$471,200
Foxsemicon Integrated Technology Inc.	25,200	248,566
Fulgent Sun International Holding Co. Ltd.	59,330	203,051
Fusheng Precision Co. Ltd.	26,000	301,554
G Shank Enterprise Co. Ltd.	34,000	82,900
General Interface Solution GIS Holding Ltd.(b)	59,000	91,300
Genius Electronic Optical Co. Ltd.	24,585	318,945
Getac Holdings Corp.(b)	118,000	472,865
Giant Manufacturing Co. Ltd.	61,000	241,410
Global Brands Manufacture Ltd.	59,000	168,788
Global Mixed Mode Technology Inc.	21,000	155,824
Gloria Material Technology Corp.	118,000	169,146
Gold Circuit Electronics Ltd.	103,600	881,538
Goldsun Building Materials Co. Ltd.	236,426	326,917
Gourmet Master Co. Ltd.	59,821	183,942
Grand Process Technology Corp.	6,000	234,217
Grape King Bio Ltd.	60,000	267,719
Great Wall Enterprise Co. Ltd.	177,284	375,573
Greatek Electronics Inc.	59,000	111,311
Gudeng Precision Industrial Co. Ltd.	18,000	206,657
Hannstar Board Corp.	59,642	118,925
HannStar Display Corp.(b)	531,320	129,389
Highwealth Construction Corp.	392,099	519,052
Hiwin Technologies Corp.	59,044	433,676
Hota Industrial Manufacturing Co. Ltd.	60,773	121,001
Hotai Finance Co. Ltd.	70,780	163,601
Hsin Kuang Steel Co. Ltd.	59,000	81,616
HTC Corp.(b)	177,000	226,811
HUA ENG Wire & Cable Co. Ltd.	118,000	93,897
Huaku Development Co. Ltd.	59,588	222,741
Hwang Chang General Contractor Co. Ltd.	60,000	177,394
IBF Financial Holdings Co. Ltd.	666,765	276,340
I-Chiun Precision Industry Co. Ltd.	60,000	157,632
Innodisk Corp.	29,130	226,437
ITE Technology Inc.	59,000	262,716
ITEQ Corp.	59,559	172,106
Jinan Acetate Chemical Co. Ltd.	15,742	444,936
Johnson Health Tech Co. Ltd.	23,000	112,508
JSL Construction & Development Co. Ltd.	39,986	100,862
Kaori Heat Treatment Co. Ltd.	21,047	165,808
Kenda Rubber Industrial Co. Ltd.	177,260	140,040
Kenmec Mechanical Engineering Co. Ltd.(b)	61,088	138,039
Kerry TJ Logistics Co. Ltd.	59,000	71,919
Kindom Development Co. Ltd.	118,400	217,252
King Slide Works Co. Ltd.	17,000	1,139,856
King Yuan Electronics Co. Ltd.	295,000	934,633
King's Town Bank Co. Ltd.	231,000	384,653
Kinik Co.	29,000	266,818
Kinpo Electronics	295,000	206,999
Kinsus Interconnect Technology Corp.	59,000	157,197
L&K Engineering Co. Ltd.	60,489	499,468
Lai Yih Footwear Co. Ltd.	13,000	129,526
LandMark Optoelectronics Corp.	21,000	202,837
Lien Hwa Industrial Holdings Corp.	236,444	354,443
Lotus Pharmaceutical Co. Ltd.	60,000	464,742
Lumosa Therapeutics Co. Ltd.(b)	24,000	129,736
LuxNet Corp.	60,082	321,567
M31 Technology Corp.	7,200	122,102
Macronix International Co. Ltd.	472,000	333,897
Makalot Industrial Co. Ltd.	60,598	552,771
Medigen Vaccine Biologics Corp.(b)	59,071	101,326
Mercuries & Associates Holding Ltd.	118,030	50,981
Security	Shares	Value
Taiwan (continued)
Mercuries Life Insurance Co. Ltd.(b)	767,081	$133,829
Merida Industry Co. Ltd.	71,000	276,586
Merry Electronics Co. Ltd.	60,530	252,589
Microbio Co. Ltd.(b)	118,718	91,793
Mitac Holdings Corp.(b)	236,383	461,428
momo.com Inc	19,000	191,156
MPI Corp.	25,000	653,235
Nan Kang Rubber Tire Co. Ltd.	119,000	154,619
Nan Ya Printed Circuit Board Corp.	57,000	195,054
Nanya Technology Corp.(b)	295,000	438,827
North-Star International Co. Ltd., NVS	55,000	86,892
Nuvoton Technology Corp.	59,000	141,665
O-Bank Co. Ltd.	236,000	74,199
Oneness Biotech Co. Ltd.(b)	59,820	115,478
Orient Semiconductor Electronics Ltd.	59,000	72,662
Pan Jit International Inc.	59,000	98,324
Pan-International Industrial Corp.	118,722	150,084
Parade Technologies Ltd.	23,000	437,067
Pharmally International Holding Co. Ltd.(b)(d)	21,603	—
Phison Electronics Corp.	51,000	851,053
Phoenix Silicon International Corp.	59,000	268,043
Pixart Imaging Inc.	34,635	250,969
Polaris Group/Tw(b)	118,000	162,279
Powerchip Semiconductor Manufacturing Corp.(b)	826,000	420,692
Powertech Technology Inc.	177,000	680,319
Poya International Co. Ltd.	15,479	258,552
President Securities Corp.	236,623	178,171
Primax Electronics Ltd.	118,000	304,674
Prince Housing & Development Corp.	236,917	75,365
Promate Electronic Co. Ltd.	59,264	143,281
Qisda Corp.	413,000	367,723
Quanta Storage Inc.	59,000	165,355
Radiant Opto-Electronics Corp.	118,000	575,968
Raydium Semiconductor Corp.	18,000	202,776
Ruentex Industries Ltd.	177,735	298,045
Run Long Construction Co. Ltd.	132,484	132,220
Sakura Development Co. Ltd.	78,200	158,096
Sanyang Motor Co. Ltd.	177,820	415,542
Scientech Corp.	12,829	119,602
Sercomm Corp.	59,000	189,458
Shihlin Electric & Engineering Corp.	59,000	348,022
Shin Zu Shing Co. Ltd.	61,800	364,380
Shinfox Energy Co. Ltd.	33,327	97,733
Shinkong Insurance Co. Ltd.	59,000	205,594
Shinkong Synthetic Fibers Corp.	295,135	127,585
Sigurd Microelectronics Corp.	118,124	301,120
Silicon Integrated Systems Corp.	118,900	186,955
Simplo Technology Co. Ltd.	60,600	752,352
Sinbon Electronics Co. Ltd.	59,000	452,129
Sino-American Silicon Products Inc.	177,000	660,618
Sinyi Realty Inc.	59,778	54,943
Sitronix Technology Corp.	31,000	222,232
Solar Applied Materials Technology Corp.	118,943	227,407
Sporton International Inc.	27,300	166,063
Standard Foods Corp.	118,000	134,247
Starlux Airlines Co. Ltd.(b)	354,000	302,921
Sunonwealth Electric Machine Industry Co. Ltd.	55,000	188,084
Supreme Electronics Co. Ltd.	118,017	194,009
Systex Corp.	59,000	228,196
TA Chen Stainless Pipe	486,232	572,496
Ta Ya Electric Wire & Cable	189,949	237,057
Taichung Commercial Bank Co. Ltd.	944,197	644,032

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
TaiMed Biologics Inc.(b)	60,793	$156,318
Tainan Spinning Co. Ltd.	295,190	133,727
Taiwan Cogeneration Corp.	118,860	178,978
Taiwan Fertilizer Co. Ltd.	177,000	306,913
Taiwan Glass Industry Corp.(b)	295,000	150,121
Taiwan Hon Chuan Enterprise Co. Ltd.	72,383	352,182
Taiwan Paiho Ltd.	90,050	173,066
Taiwan Secom Co. Ltd.	59,450	233,461
Taiwan Shin Kong Security Co. Ltd.	106,366	146,648
Taiwan Surface Mounting Technology Corp.	59,000	213,077
Taiwan Union Technology Corp.	59,000	330,725
Tatung Co. Ltd.(b)	354,000	488,345
Teco Electric and Machinery Co. Ltd.	295,000	513,331
Test Research Inc.	59,000	218,418
Tigerair Taiwan Co. Ltd.(b)	59,000	188,654
Ton Yi Industrial Corp.	177,000	120,940
Tong Hsing Electronic Industries Ltd.	59,478	217,369
Tong Yang Industry Co. Ltd.	118,133	509,586
Topco Scientific Co. Ltd.	60,704	524,371
Transcend Information Inc.	60,000	204,678
Tripod Technology Corp.	118,000	833,134
TSRC Corp.	177,000	107,565
TTY Biopharm Co. Ltd.	59,450	148,747
Tung Ho Steel Enterprise Corp.	118,750	254,701
TXC Corp.	75,000	233,326
U-Ming Marine Transport Corp.	118,000	219,507
Union Bank of Taiwan	254,598	145,459
Unitech Printed Circuit Board Corp.(b)	185,604	156,435
United Integrated Services Co. Ltd.	44,400	815,488
Universal Cement Corp.	118,000	121,079
Universal Microwave Technology Inc.	14,000	154,258
Via Technologies Inc.	59,000	129,060
VisEra Technologies Co. Ltd.	32,000	224,086
Visual Photonics Epitaxy Co. Ltd.	59,425	200,909
Wah Lee Industrial Corp.	60,340	214,982
Walsin Lihwa Corp.	767,000	548,995
Walsin Technology Corp.	59,000	158,478
Win Semiconductors Corp.(b)	118,000	332,530
Winbond Electronics Corp.(b)	826,000	479,669
WinWay Technology Co. Ltd.	7,000	253,222
Wisdom Marine Lines Co. Ltd.	136,000	290,840
WNC Corp.	118,240	479,485
WT Microelectronics Co. Ltd.	177,711	725,553
XinTec Inc.	59,000	269,856
Yankey Engineering Co. Ltd.	15,000	217,036
YFY Inc.	295,000	270,943
Yieh Phui Enterprise Co. Ltd.	241,397	121,940
Yulon Finance Corp.	59,285	217,479
Yulon Motor Co. Ltd.	177,955	215,301
		68,088,739
Thailand — 2.4%
AEON Thana Sinsap Thailand PCL, NVDR	29,500	92,560
Amata Corp. PCL, NVDR	277,376	122,572
AP Thailand PCL, NVDR	725,700	150,180
B Grimm Power PCL, NVDR	342,200	101,141
Bangchak Corp. PCL, NVDR(c)	259,600	286,166
Bangkok Chain Hospital PCL, NVDR	407,100	169,896
Bangkok Commercial Asset Management PCL, NVDR	560,500	107,501
Bangkok Expressway & Metro PCL, NVDR	944,000	153,758
Bangkok Life Assurance PCL, NVDR	187,200	93,458
Banpu PCL, NVDR(c)	2,407,200	339,855
Security	Shares	Value
Thailand (continued)
BCPG PCL, NVDR(c)	531,000	$99,438
Betagro PCL, NVS	212,400	144,825
BTS Group Holdings PCL, NVDR(b)	2,344,666	318,022
Carabao Group PCL, NVDR	106,200	190,031
Central Plaza Hotel PCL, NVDR	165,600	108,729
CH Karnchang PCL, NVDR	389,400	176,675
Chularat Hospital PCL, NVDR	1,834,900	87,151
CK Power PCL, NVDR	1,044,400	88,960
Com7 PCL, NVDR(c)	318,600	192,824
Electricity Generating PCL, NVDR	82,600	266,179
Hana Microelectronics PCL, NVDR	212,400	120,627
IRPC PCL, NVDR(c)	3,917,600	97,818
I-TAIL Corp. PCL, NVS	236,000	86,228
JMT Network Services PCL, NVDR	206,500	58,047
Kiatnakin Phatra Bank PCL, NVDR	70,832	98,219
Land & Houses PCL, NVDR	2,342,300	286,533
MBK PCL, NVDR	395,300	209,384
Mega Lifesciences PCL, NVDR	118,000	91,803
Muangthai Capital PCL, NVDR(c)	224,200	284,508
Osotspa PCL, NVDR	354,000	171,020
Plan B Media PCL, NVDR	865,880	145,068
PTT Global Chemical PCL, NVDR(c)	649,000	410,482
Quality Houses PCL, NVDR(c)	3,119,067	135,784
Ratch Group PCL, NVDR	395,300	306,419
Sansiri PCL, NVDR	4,696,400	191,638
Siam Global House PCL, NVDR	495,658	82,771
SISB PCL	147,500	66,370
Sri Trang Agro-Industry PCL, NVDR	271,480	105,556
Srisawad Corp. PCL, NVDR	240,130	133,464
Star Petroleum Refining PCL, NVDR	672,600	116,747
Supalai PCL, NVDR	371,700	163,822
Thai Life Insurance PCL, NVDR	662,900	219,737
Thai Oil PCL, NVDR	236,000	213,381
Thai Union Group PCL, NVDR	755,200	229,757
Thai Vegetable Oil PCL, NVDR	141,760	97,162
Thanachart Capital PCL, NVDR(c)	94,400	135,785
TIDLOR Holdings PCL	387,067	199,267
Tipco Asphalt PCL, NVDR	283,200	124,208
Tisco Financial Group PCL, NVDR(c)	52,400	155,542
TPI Polene Power PCL, NVDR(c)	1,174,100	80,115
TTW PCL, NVDR	613,600	162,568
VGI PCL, NVDR(b)	3,599,050	240,695
WHA Corp. PCL, NVDR	2,460,300	239,434
		8,749,880
Turkey — 1.8%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	187,443	115,963
Akcansa Cimento A/S	20,140	76,817
Akfen Yenilenebilir Enerji A/S, NVS(b)	115,935	46,118
Aksa Akrilik Kimya Sanayii AS	478,879	110,884
Alarko Holding A/S	57,702	119,524
Anadolu Anonim Turk Sigorta Sirketi	57,525	129,092
Anadolu Efes Biracilik Ve Malt Sanayii A/S	52,687	187,269
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(c)	79,505	189,733
Aygaz AS	26,863	87,822
Baticim Bati Anadolu Cimento Sanayii A/S(b)	765,141	96,974
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(b)	7,257	61,358
Cimsa Cimento Sanayi VE Ticaret AS	119,302	146,649
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	24,573	9,014
Dogan Sirketler Grubu Holding AS	360,018	134,619
Dogus Otomotiv Servis ve Ticaret AS	22,801	100,878

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
EGE Endustri VE Ticaret AS	413	$87,443
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	44,545	52,407
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	648,935	231,490
Enerjisa Enerji AS(a)	85,609	116,444
Enerya Enerji A/S, NVS	960,192	119,581
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	27,081	97,719
Gubre Fabrikalari TAS(b)	25,154	153,051
Hektas Ticaret TAS(b)	1,253,751	98,847
Is Gayrimenkul Yatirim Ortakligi AS(b)	45,482	16,777
Is Yatirim Menkul Degerler AS	139,653	116,811
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(b)	249,924	140,510
Kiler Holding AS(b)	118,000	168,662
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(b)	1	—
Kocaer Celik Sanayi Ve Ticaret A/S	184,000	62,687
Kontrolmatik Enerji Ve Muhendislik AS, NVS(c)	119,770	77,154
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	50,670	111,974
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)	183,490	143,151
Migros Ticaret AS(c)	25,842	314,517
MLP Saglik Hizmetleri AS(a)(b)	15,871	127,677
Nuh Cimento Sanayi AS	18,555	106,937
Otokar Otomotiv Ve Savunma Sanayi AS	12,449	123,273
Oyak Cimento Fabrikalari AS(b)	287,818	154,179
Pasifik Eurasia Lojistik Dis Ticaret AS(b)	59,000	117,431
Petkim Petrokimya Holding AS(b)(c)	370,343	154,065
Ral Yatirim Holding AS(b)	59,000	197,399
Selcuk Ecza Deposu Ticaret ve Sanayi AS	37,760	65,918
Sok Marketler Ticaret AS	118,479	100,304
TAV Havalimanlari Holding AS(b)(c)	52,392	291,373
Tekfen Holding AS	50,563	143,125
Tofas Turk Otomobil Fabrikasi AS	30,798	139,496
Torunlar Gayrimenkul Yatirim Ortakligi A/S	88,264	139,101
Turk Altin Isletmeleri AS(b)	297,950	176,511
Turk Traktor ve Ziraat Makineleri AS	3,422	48,781
Turkiye Sigorta A/S	300,428	126,411
Turkiye Sinai Kalkinma Bankasi AS(b)	488,326	135,838
Ulker Biskuvi Sanayi AS(b)	60,062	161,824
Verusa Holding A/S	11,229	63,828
Ziraat Gayrimenkul Yatirim Ortakligi AS	295,912	190,010
Zorlu Enerji Elektrik Uretim AS(b)	684,754	52,219
		6,537,639
United Arab Emirates — 1.3%
Abu Dhabi National Hotels	2,287,489	317,754
Agility Global PLC	958,928	326,344
Agthia Group PJSC	103,545	120,664
Air Arabia PJSC	660,800	638,486
Ajman Bank PJSC	359,251	146,713
Al Waha Capital PJSC	396,657	167,353
Alef Education Holding PLC	49,420	13,465
Amanat Holdings PJSC	226,914	64,868
Apex Investment Co. PSC(b)	162,684	188,240
Aramex PJSC(b)	159,830	118,687
Dana Gas PJSC	1,673,889	328,056
Deyaar Development PJSC	348,171	87,188
Dubai Financial Market PJSC	556,676	230,183
Dubai Investments PJSC	578,731	381,570
Emirates Central Cooling Systems Corp.	628,232	261,692
Gulf Navigation Holding PJSC(b)	115,876	185,187
NMDC Energy, NVS	275,294	187,319
Parkin Co. PJSC	221,286	368,107
Phoenix Group PLC(b)	297,360	87,562
Security	Shares	Value
United Arab Emirates (continued)
RAK Properties PJSC(b)	354,000	$126,200
Ras Al Khaimah Ceramics PJSC	212,120	140,817
Space42 PLC(b)	397,784	191,482
Taaleem Holdings PJSC, NVS	229	228
		4,678,165
Total Common Stocks — 99.4% (Cost: $290,791,468)		359,355,987
Preferred Stocks
Brazil — 0.4%
Alpargatas SA, Preference Shares, NVS	46,256	74,242
Banco ABC Brasil SA, Preference Shares, NVS	26,786	98,115
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	39,235	82,387
Banco Pan SA, Preference Shares, NVS	86,158	137,081
Bradespar SA, Preference Shares, NVS	66,257	180,717
Braskem SA, Class A, Preference Shares, NVS	48,380	93,131
Cia. De Sanena Do Parana, Preference Shares, NVS	79,355	90,323
Marcopolo SA, Preference Shares, NVS	220,955	280,081
Metalurgica Gerdau SA, Preference Shares, NVS	159,647	233,351
Unipar Carbocloro SA, Preference Shares, NVS	15,057	158,218
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	118,413	107,657
		1,535,303
Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares, NVS	116,268	494,424
South Korea — 0.0%
Daishin Securities Co. Ltd., 0.00%	5,900	81,304
Total Preferred Stocks — 0.6% (Cost: $1,584,182)		2,111,031
Rights
India — 0.0%
Mahindra Lifespace Developers Ltd., (Expires 06/24/25, Strike Price INR 257.00)(b)	12,611	13,249
South Korea — 0.0%
CHA Biotech Co., Ltd., (Expires 06/12/25, Strike Price KRW 7,540.00)(b)	4,452	9,261
ESR Kendall Square REIT Co. Ltd., (Expires 07/11/25, Strike Price KRW 4,310.00)(b)	7,489	407
		9,668
Total Rights — 0.0% (Cost: $—)		22,917
Total Long-Term Investments — 100.0% (Cost: $292,375,650)		361,489,935

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(g)(h)(i)	31,962,372	$31,975,157
Total Short-Term Securities — 8.8% (Cost: $31,968,997)		31,975,157
Total Investments — 108.8% (Cost: $324,344,647)		393,465,092
Liabilities in Excess of Other Assets — (8.8)%		(31,986,127)
Net Assets — 100.0%		$361,478,965

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $271,613, representing 0.1% of its net assets as of period end, and an original cost of $118,754.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,550,436	$21,427,905 (a)	$—	$(255)	$(2,929)	$31,975,157	31,962,372	$485,735 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,930,000	—	(1,930,000)(a)	—	—	—	—	111,879	—
				$(255)	$(2,929)	$31,975,157		$597,614	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$52,368,012	$306,616,350	$371,625	$359,355,987
Preferred Stocks	2,029,727	81,304	—	2,111,031
Rights	—	22,917	—	22,917
Short-Term Securities
Money Market Funds	31,975,157	—	—	31,975,157
	$86,372,896	$306,720,571	$371,625	$393,465,092

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust